Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 10,261,416	$ 1,128,389	$ 111,752
Equity investments	820,126	200	9,394
Notes receivable, net		23,500	200,000
Prepaid expenses and other current assets - current	220,590	241,091	16,333
Assets of discontinued operations		33,484
Inventory		33,484	156,366
Total Current Assets	11,302,132	1,426,664	493,845
Note receivable - non-current	60,000
Prepaid expenses - non-current	28,118
Total Assets	11,390,250	1,426,664	493,845
CURRENT LIABILITIES:
Convertible note payable, net of discount			61,875
Accounts payable and accrued expenses	211,286	127,069	54,862
Note payable - current portion		14,654
Deferred revenue - current portion	72,103
Total Current Liabilities	283,389	141,723	116,737
LONG TERM LIABILITIES:
Deferred revenue - long-term portion	955,909
Note payable - long-term portion		4,246
Total Long Term Liabilities	955,909	4,246
Total Liabilities	1,239,298	145,969	116,737
Commitment and Contingencies (see Note 9)
STOCKHOLDERS’ EQUITY:
Preferred stock, value			400,000
STOCKHOLDERS’ EQUITY (DEFICIT):
Preferred stock, value
Preferred stock, value
Common stock, value	9,864	8,514	2,361
Additional paid-in capital	12,314,979	7,034,502	2,630,551
Accumulated deficit	(2,173,891)	(5,762,321)	(2,655,804)
Total Stockholders’ Equity	10,150,952	1,280,695	(22,892)
Total Liabilities and Stockholders’ Equity	11,390,250	1,426,664	493,845
Series B Convertible Preferred Stock
STOCKHOLDERS’ EQUITY (DEFICIT):
Preferred stock, value
Total Stockholders’ Equity
Series C Convertible Preferred Stock
STOCKHOLDERS’ EQUITY (DEFICIT):
Preferred stock, value
Total Stockholders’ Equity